Fees Summary	Oct. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,006,000
Previously Paid Amount	0.00
Total Fee Amount	613.32
Total Offset Amount	0.00
Net Fee	613.32
Narrative - Max Aggregate Offering Price	$ 4,006,000
Final Prospectus	true